Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,792,000
Previously Paid Amount	0.00
Total Fee Amount	2,595.18
Total Offset Amount	0.00
Net Fee	2,595.18
Narrative - Max Aggregate Offering Price	$ 18,792,000
Final Prospectus	true